Acquisitions and disposals of subsidiaries, operations, joint operations and equity accounted investments (Tables)	12 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Summary of Divestments

	2018	2017	2016
	US$M	US$M	US$M
Net assets disposed	–	189	153
Gross cash consideration	–	187	168
Less cash and cash equivalents disposed	–	–	(2)

Total consideration	–	187	166

Other effects (1)	–	–	1

Net (loss)/gain on disposal recognised in other income	–	(2)	14

(1)	Other effects include deferred consideration of US$ nil for 30 June 2018 (2017: US$ nil; 2016: US$1 million).